UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market Central Fund

June 30, 2005

1.818373.100

CFM-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
BankAmerica Corp.
9/15/05	2.99%	$ 2,400,000	$ 2,418,462
British Telecommunications PLC
12/15/05	3.51	390,000	397,562
12/15/05	3.52	580,000	591,224
12/15/05	3.54	100,000	101,929
12/15/05	3.56	405,000	412,760
12/15/05	3.72	100,000	101,858
12/15/05	3.78	425,000	432,799
Citigroup, Inc.
12/1/05	3.02	5,000,000	5,076,616
12/1/05	3.04	5,000,000	5,076,197
Comcast Cable Communications, Inc.
1/30/06	3.90	2,000,000	2,028,074
FleetBoston Financial Corp.
9/15/05	2.88	4,250,000	4,287,902
France Telecom SA
3/1/06	3.74 (a)	155,000	158,727
3/1/06	3.81 (a)	50,000	51,182
3/1/06	3.82 (a)	145,000	148,409
3/1/06	3.89 (a)	235,000	240,413
3/1/06	3.92 (a)	660,000	675,097
3/1/06	3.94 (a)	75,000	76,707
Household Finance Corp.
1/24/06	3.13	5,000,000	5,093,150
Lenfest Communications, Inc.
11/1/05	3.78	2,500,000	2,537,482
Morgan Stanley
9/27/05	3.75 (d)	2,000,000	2,004,551
Wells Fargo & Co.
8/24/05	2.86	940,000	945,997
TOTAL CORPORATE BONDS			32,857,098
Certificates of Deposit - 25.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Domestic Certificates Of Deposit - 1.4%
Huntington National Bank, Columbus
11/10/05	3.50%	$ 2,000,000	$ 2,000,000
Washington Mutual Bank, California
7/22/05	2.89	10,000,000	10,000,000
			12,000,000
London Branch, Eurodollar, Foreign Banks - 9.3%
Calyon
9/12/05	3.01	10,000,000	10,000,000
Credit Industriel et Commercial
7/7/05	2.89	5,000,000	5,000,000
8/11/05	3.09	15,000,000	15,000,000
9/16/05	3.38	5,000,000	5,000,000
Dresdner Bank AG
10/24/05	3.51	5,000,000	5,000,000
HBOS Treasury Services PLC
7/14/05	2.87	10,000,000	9,999,754
Hypo Real Estate Bank International
8/11/05	3.30 (f)	1,000,000	1,000,000
Landesbank Hessen-Thuringen
11/14/05	3.46	10,000,000	10,000,000
Norddeutsche Landesbank Girozentrale
8/30/05	3.26	5,000,000	5,000,000
9/1/05	3.27	5,000,000	5,000,000
Societe Generale
9/26/05	3.33	5,000,000	5,000,000
			75,999,754
New York Branch, Yankee Dollar, Foreign Banks - 14.3%
BNP Paribas SA
7/1/05	2.80	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
7/15/05	3.28 (d)	9,000,000	9,000,000
Credit Agricole Indosuez
7/25/05	3.23 (d)	10,000,000	9,999,319
Credit Industriel et Commercial
9/14/05	3.02	5,000,000	5,000,000
9/28/05	3.16	10,000,000	10,000,000
Deutsche Bank AG
9/5/05	3.31 (d)	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Dresdner Bank AG
7/8/05	2.90%	$ 10,000,000	$ 10,000,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	5,000,000	5,000,000
Royal Bank of Canada
9/15/05	3.33 (d)	10,000,000	9,999,165
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (d)	10,000,000	9,998,508
UBS AG
7/5/05	3.03 (d)	13,000,000	12,999,928
Unicredito Italiano Spa
7/27/05	3.11 (d)	10,000,000	9,999,785
8/12/05	3.18 (d)	5,000,000	4,999,809
8/12/05	3.20 (d)	5,000,000	4,999,355
			116,995,869
TOTAL CERTIFICATES OF DEPOSIT			204,995,623
Commercial Paper - 20.7%

Bank of America Corp.
8/5/05	3.13	5,000,000	4,984,979
Barclays U.S. Funding Corp.
8/31/05	3.29	5,000,000	4,972,381
Capital One Multi-Asset Execution Trust
7/12/05	3.15	2,000,000	1,998,087
Charta LLC
8/2/05	3.26	5,000,000	4,985,556
Comcast Corp.
11/4/05	3.49 (b)	1,000,000	988,013
Countrywide Financial Corp.
7/27/05	3.33	5,000,000	4,988,011
DaimlerChrysler NA Holding Corp.
7/15/05	3.37	1,000,000	998,693
7/22/05	3.43	1,000,000	998,005
7/25/05	3.44	2,000,000	1,995,427
7/27/05	3.46	3,000,000	2,992,525
Emerald (MBNA Credit Card Master Note Trust)
7/26/05	3.16	2,000,000	1,995,639
9/6/05	3.35	5,000,000	4,969,106
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Emerald (MBNA Credit Card Master Note Trust) - continued
9/27/05	3.47%	$ 5,000,000	$ 4,957,956
Fairway Finance Corp.
8/8/05	2.96	6,089,000	6,070,232
FCAR Owner Trust
9/15/05	3.29	19,000,000	18,869,719
General Electric Capital Services, Inc.
9/8/05	3.33	5,000,000	4,968,375
Kellogg Co.
7/14/05	3.20	1,000,000	998,848
8/22/05	3.45	1,000,000	995,046
9/16/05	3.53	1,000,000	992,514
Motown Notes Program
7/13/05	3.09	3,000,000	2,996,930
7/18/05	3.17	15,000,000	14,977,688
8/11/05	3.23	3,000,000	2,989,067
Newcastle (Discover Card Master Trust)
7/5/05	3.15	10,000,000	9,996,522
8/2/05	3.29	5,000,000	4,985,422
8/8/05	3.26	8,000,000	7,972,640
Oracle Corp.
8/8/05	3.21	5,000,000	4,983,217
Park Granada LLC
7/5/05	3.10	5,000,000	4,998,289
8/3/05	3.18	5,000,000	4,985,563
Preferred Receivables Funding Corp.
8/8/05	3.16	10,000,000	9,966,961
Strand Capital LLC
9/19/05	3.46	1,000,000	992,378
9/21/05	3.46	2,000,000	1,984,374
Thames Asset Global Securities No. 1, Inc.
8/18/05	3.22	10,000,000	9,957,467
Toyota Motor Credit Corp.
9/7/05	3.18	1,000,000	994,088
UBS Finance, Inc.
10/14/05	3.46	12,300,000	12,177,308
TOTAL COMMERCIAL PAPER			169,677,026
Master Notes - 3.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Bear Stearns Companies, Inc.
9/12/05	3.34% (f)	$ 3,000,000	$ 3,000,000
Goldman Sachs Group, Inc.
7/11/05	3.26 (d)(f)	6,000,000	6,000,000
7/14/05	3.27 (d)(f)	5,000,000	5,000,000
8/26/05	3.35 (d)(f)	7,000,000	7,000,000
1/9/06	3.69 (f)	5,000,000	5,000,000
TOTAL MASTER NOTES			26,000,000
Medium-Term Notes - 25.1%

Allstate Life Global Funding II
7/27/05	3.30 (b)(d)	1,000,000	1,000,000
American International Group, Inc.
12/1/05	3.05	1,000,000	999,182
ASIF Global Financing XXX
7/25/05	3.29 (b)(d)	9,000,000	9,000,000
ASIF II
8/16/05	3.36	10,000,000	10,020,129
Australia & New Zealand Banking Group Ltd.
7/25/05	3.28 (b)(d)	3,000,000	3,000,000
Bank of New York Co., Inc.
7/27/05	3.35 (b)(d)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (d)	5,000,000	5,000,000
BMW U.S. Capital LLC
7/15/05	3.19 (d)	1,000,000	1,000,000
GE Capital Assurance Co.
7/1/05	3.23 (d)(f)	5,000,000	5,000,000
General Electric Capital Corp.
7/7/05	3.15 (d)	13,000,000	13,000,000
7/11/05	3.28 (d)	6,500,000	6,501,553
7/18/05	3.34 (d)	9,000,000	9,002,820
HBOS Treasury Services PLC
9/26/05	3.51 (d)	5,000,000	5,000,000
Household Finance Corp.
9/22/05	3.49 (d)	10,000,000	10,008,040
HSBC Finance Corp.
7/25/05	3.29 (d)	3,000,000	3,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
HSH Nordbank AG
7/23/05	3.30% (b)(d)	$ 3,000,000	$ 3,000,000
ING USA Annuity & Life Insurance Co.
7/24/05	3.54 (d)(f)	2,000,000	2,000,000
MBIA Global Funding LLC
7/18/05	3.23 (b)(d)	1,000,000	1,000,000
Metropolitan Life Insurance Co.
7/6/05	3.14 (b)(d)	1,626,000	1,626,000
7/6/05	3.14 (b)(d)	1,000,000	1,000,000
Morgan Stanley
7/1/05	3.33 (d)	1,000,000	1,000,000
7/5/05	3.13 (d)	5,000,000	5,000,000
7/5/05	3.13 (d)	10,000,000	10,000,000
7/15/05	3.22 (d)	3,000,000	3,000,000
7/27/05	3.35 (d)	5,000,000	5,000,000
RACERS
7/22/05	3.28 (b)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
7/21/05	3.24 (b)(d)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	4.02 (b)	2,105,000	2,111,999
SLM Corp.
7/25/05	3.33 (d)	10,000,000	10,014,553
9/15/05	3.59 (d)	2,400,000	2,400,626
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (d)	5,000,000	5,000,000
Verizon Global Funding Corp.
9/15/05	3.52 (d)	15,000,000	15,000,053
Washington Mutual Bank, California
7/27/05	3.16 (d)	5,000,000	5,000,000
8/4/05	3.19 (d)	5,000,000	5,000,000
9/26/05	3.45 (d)	10,000,000	9,999,510
Wells Fargo & Co.
7/15/05	3.19 (d)	10,000,000	10,000,000
WestLB AG
7/11/05	3.20 (b)(d)	3,000,000	3,000,000
9/30/05	3.49 (b)(d)	4,000,000	4,000,000
TOTAL MEDIUM-TERM NOTES			205,684,465
Short-Term Notes - 0.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
New York Life Insurance Co.
7/1/05	3.23% (d)(f)	$ 5,000,000	$ 5,000,000
Municipal Securities - 3.6%

Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 3.4%, LOC Bank of America NA, VRDN (d)		5,000,000	5,000,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C4, 3.93% 6/30/06 (c)		2,000,000	2,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 3.34% (AMBAC Insured), VRDN (d)		7,805,000	7,805,000
Hayes Green Beach Memorial Hosp. Corp. 3.44%, LOC Fifth Third Bank, Cincinnati, VRDN (d)		3,350,000	3,350,000
Savannah College Art & Design, Inc. Series 2004 BD, 3.34%, LOC Bank of America NA, VRDN (d)		11,580,006	11,580,006
TOTAL MUNICIPAL SECURITIES			29,735,006
Repurchase Agreements - 19.2%
		Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/05 due 7/1/05 At 3.44%)		$ 288,028	288,000
With:
Citigroup Global Markets, Inc. At 3.5%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $30,600,963, 0% - 6.75%, 5/15/07 - 7/15/32)		30,002,917	30,000,000
Credit Suisse First Boston, Inc. At 3.5%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $17,341,415, 6.22% - 8.4%, 1/15/22 - 8/1/27)		17,001,653	17,000,000
Deutsche Bank Securities, Inc. At 3.57%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $31,500,001, 4.5%, 6/25/35)		30,002,975	30,000,000
Goldman Sachs & Co. At:
3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $12,240,000, 0%, 8/25/35) (d)(e)		12,044,840	12,000,000
3.56%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $5,250,007) (d)(e)		5,018,789	5,000,000
Repurchase Agreements - continued
		Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. At 3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $10,557,363, 6.7% - 8%, 6/29/10 - 6/29/10)		$ 10,050,428	$ 10,000,000
Merrill Lynch, Pierce, Fenner & Smith At 3.59%, dated 4/29/05 due 7/27/05 (Collateralized by Corporate Obligations valued at $10,507,964, 6% - 8.88%, 9/15/05 - 11/15/43) (d)(e)		10,088,753	10,000,000
Morgan Stanley & Co. At:
3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $10,251,001, 4.6%, 7/25/35)		10,050,428	10,000,000
3.52%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $3,159,648, 0% - 5.25%, 4/25/34 - 5/20/40)		3,000,293	3,000,000
Wachovia Securities, Inc. At 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $30,600,001, 4.31% - 6.17%, 2/13/10 - 7/19/35)		30,002,925	30,000,000
TOTAL REPURCHASE AGREEMENTS			157,288,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $831,237,218)			831,237,218
NET OTHER ASSETS - (1.3)%			(10,997,064)
NET ASSETS - 100%			$ 820,240,154
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $49,726,012 or 6.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 3,000,000
GE Capital Assurance Co. 3.23%, 7/1/05	7/30/04	$ 5,000,000
Goldman Sachs Group, Inc.: 3.26%, 7/11/05	1/13/05	$ 6,000,000
3.27%, 7/14/05	2/14/05	$ 5,000,000
3.35%, 8/26/05	8/26/04	$ 7,000,000
3.69%, 1/9/06	4/12/05	$ 5,000,000
Hypo Real Estate Bank International 3.3%, 8/11/05	5/9/05	$ 1,000,000
ING USA Annuity & Life Insurance Co. 3.54%, 7/24/05	6/23/05	$ 2,000,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02	$ 5,000,000
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $831,237,218.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

June 30, 2005

1.818353.100

USC-QTLY-0805

Fidelity Ultra-Short Central Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$ 16,665,000	$ 16,664,367
3.8938% 5/24/06 (e)	4,700,000	4,712,070
		21,376,437
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,292,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,204,026
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,796,835
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,340,428
		45,634,129
TOTAL CONSUMER DISCRETIONARY		67,010,566
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,775,341
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,017,720
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,591,916
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,777,580
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	700,645
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,032,376
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,155,320
		25,187,696
TOTAL FINANCIALS		67,275,557
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,461,576
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,722,679
GTE Corp. 6.36% 4/15/06	9,000,000	9,153,927
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
SBC Communications, Inc. 4.389% 6/5/06 (b)	$ 15,315,000	$ 15,352,522
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,043,788
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,529,777
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,163,200
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,876,357
		76,303,826
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,620,186
TOTAL TELECOMMUNICATION SERVICES		81,924,012
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,802,035
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,371,323
TOTAL UTILITIES		22,173,358
TOTAL NONCONVERTIBLE BONDS (Cost $250,535,679)		250,158,834
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (d) (Cost $991,681)	1,000,000	991,693
Asset-Backed Securities - 34.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6144% 7/25/34 (e)	8,359,948	8,385,212
Series 2004-3 Class 2A4, 3.6644% 10/25/34 (e)	10,915,000	10,950,012
Series 2004-4 Class A2D, 3.6644% 1/25/35 (e)	3,725,124	3,735,485
Series 2005-1:
Class M1, 3.7844% 4/25/35 (e)	11,280,000	11,256,125
Class M2, 4.0044% 4/25/35 (e)	5,275,000	5,277,066
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.9644% 6/25/32 (e)	1,415,380	1,427,205
Series 2002-HE2 Class M1, 4.1644% 8/25/32 (e)	21,525,000	21,618,289
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (e)	3,015,000	3,054,652
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 4.0644% 6/25/33 (e)	$ 800,000	$ 803,804
Class M2, 5.0644% 6/25/33 (e)	856,000	871,665
Series 2003-NC1 Class M1, 4.0944% 7/25/33 (e)	1,600,000	1,612,196
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	2,193,000	2,193,886
Class M2, 4.4144% 2/25/34 (e)	2,475,000	2,476,308
Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (e)	4,420,000	4,424,470
Class M2, 4.3644% 4/25/34 (e)	6,240,000	6,251,288
Series 2005-HE2:
Class M1, 3.7544% 4/25/35 (e)	1,530,000	1,527,957
Class M2, 3.7644% 4/25/35 (e)	1,803,000	1,797,526
Class M3, 3.7944% 4/25/35 (e)	1,040,000	1,038,642
Class M4, 3.9544% 4/25/35 (e)	1,340,000	1,338,262
Series 2005-HE3:
Class A2A, 3.4144% 5/25/35 (e)	8,312,520	8,313,005
Class A2B, 3.5244% 5/25/35 (e)	4,370,000	4,371,054
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	2,812,303	2,813,110
Aesop Funding II LLC Series 2005-1A Class A2, 3.32% 4/20/09 (b)(e)	8,800,000	8,786,800
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.53% 2/15/08 (e)	10,000,000	10,000,447
Series 2002-6 Class B, 3.67% 3/15/10 (e)	5,000,000	5,032,920
Series 2004-1 Class B, 3.47% 9/15/11 (e)	5,775,000	5,800,047
Series 2004-C Class C, 3.72% 2/15/12 (b)(e)	17,992,640	18,049,066
Series 2005-1 Class A, 3.25% 10/15/12 (e)	15,455,000	15,481,417
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,945,750
Series 2003-AM:
Class A3B, 3.52% 6/6/07 (e)	1,217,423	1,217,691
Class A4B, 3.62% 11/6/09 (e)	12,400,000	12,446,754
Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	3,265,000	3,276,632
Series 2003-CF Class A3, 2.75% 10/9/07	14,016,278	13,975,817
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,611,600
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.0144% 8/25/32 (e)	5,000,000	5,031,139
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (e)	1,375,489	1,376,951
Series 2003-1:
Class A2, 3.7244% 2/25/33 (e)	606,792	607,135
Class M1, 4.2144% 2/25/33 (e)	3,330,000	3,357,330
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 4.1144% 3/25/33 (e)	$ 1,590,000	$ 1,605,547
Class S, 5% 9/25/05 (f)	4,457,447	33,756
Series 2003-6:
Class AV3, 3.6344% 8/25/33 (e)	123,978	123,974
Class M1, 4.0744% 8/25/33 (e)	7,560,000	7,613,321
Class M2, 5.1644% 5/25/33 (e)	2,750,000	2,810,724
Series 2003-AR1 Class M1, 4.4644% 1/25/33 (e)	7,000,000	7,077,685
Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	1,230,000	1,229,974
Class M2, 3.7944% 4/25/34 (e)	950,000	949,980
Class M3, 3.8644% 4/25/34 (e)	3,500,000	3,499,926
Class M4, 4.3644% 4/25/34 (e)	4,500,000	4,499,900
Series 2004-R9 Class A3, 3.6344% 10/25/34 (e)	9,340,000	9,361,161
Series 2005-R1:
Class M1, 3.7644% 3/25/35 (e)	5,710,000	5,693,365
Class M2, 3.7944% 3/25/35 (e)	1,925,000	1,919,520
Series 2005-R2 Class M1, 3.7644% 4/25/35 (e)	12,500,000	12,523,620
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.6444% 6/25/32 (e)	2,411,175	2,420,266
Series 2002-BC6 Class M1, 4.0644% 8/25/32 (e)	24,900,000	25,115,527
Series 2002-BC7:
Class M1, 3.89% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.2144% 10/25/32 (e)	5,575,000	5,614,254
Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	802,109	805,887
ARG Funding Corp.:
Series 2005-1A Class A2, 3.36% 4/20/09 (b)(e)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.2% 5/20/09 (b)(e)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1144% 9/25/33 (e)	20,000,000	20,623,180
Series 2003-W7 Class A2, 3.7044% 3/1/34 (e)	4,816,674	4,827,413
Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	3,960,000	3,964,857
Series 2004-W7:
Class M1, 3.8644% 5/25/34 (e)	4,085,000	4,084,911
Class M2, 3.9144% 5/25/34 (e)	3,320,000	3,319,928
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (e)	1,442,768	1,443,517
Class M1, 4.12% 4/15/33 (c)(e)	11,365,000	11,432,099
Series 2003-HE3:
Class M1, 4.05% 6/15/33 (e)	2,185,000	2,199,785
Class M2, 5.22% 6/15/33 (e)	10,000,000	10,205,774
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE4 Class M2, 5.22% 8/15/33 (e)	$ 5,695,000	$ 5,814,079
Series 2003-HE5 Class A2A, 3.58% 8/15/33 (e)	2,509,591	2,511,330
Series 2003-HE6 Class M1, 3.9644% 11/25/33 (e)	3,475,000	3,493,941
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	6,060,000	6,073,465
Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (e)	1,450,000	1,450,463
Class M2, 4.4344% 6/25/34 (e)	3,350,000	3,350,928
Series 2004-HE6 Class A2, 3.6744% 6/25/34 (e)	18,676,048	18,716,840
Series 2005-HE2:
Class M1, 3.7644% 3/25/35 (e)	8,250,000	8,239,487
Class M2, 3.8144% 3/25/35 (e)	2,065,000	2,066,499
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.6% 12/15/09 (e)	20,655,000	20,744,833
Series 2002-B2 Class B2, 3.56% 5/15/08 (e)	15,000,000	15,003,699
Series 2002-B3 Class B, 3.58% 8/15/08 (e)	14,500,000	14,507,965
Series 2002-C1 Class C1, 4.18% 12/15/09 (e)	7,980,000	8,069,338
Series 2002-C2 Class C2, 4.21% 5/15/08 (e)	35,785,000	35,839,473
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.74% 5/28/44 (e)	8,844,962	8,870,041
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (e)	9,917,367	9,932,127
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (e)	5,988,627	6,000,925
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.8144% 2/25/35 (e)	6,655,000	6,644,371
Class M2, 4.0644% 2/25/35 (e)	2,430,000	2,433,550
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (e)	11,483,011	11,483,011
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,139,605	3,114,851
Series 2003-1 Class B, 3.69% 6/15/10 (b)(e)	6,226,579	6,245,407
Series 2003-2 Class B, 3.5% 1/15/09 (e)	2,943,456	2,947,925
Series 2005-1 Class B, 3.595% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.5% 1/15/10 (e)	9,630,000	9,657,461
Series 2004-B Class A4, 3.33% 8/15/11 (e)	16,300,000	16,303,141
Capital One Master Trust:
Series 1999-3 Class B, 3.7% 9/15/09 (e)	5,000,000	5,005,452
Series 2001-1 Class B, 3.73% 12/15/10 (e)	19,500,000	19,647,588
Series 2001-8A Class B, 3.77% 8/17/09 (e)	9,585,000	9,637,363
Series 2002-4A Class B, 3.72% 3/15/10 (e)	6,000,000	6,030,504
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (e)	$ 17,705,000	$ 17,716,894
Series 2003-B1 Class B1, 4.39% 2/17/09 (e)	15,470,000	15,581,177
Capital Trust Ltd. Series 2004-1:
Class A2, 3.71% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 4.01% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.36% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.3444% 1/25/32 (e)	4,244,221	4,258,011
Series 2002-HE2 Class M1, 4.0144% 1/25/33 (e)	9,278,431	9,312,691
Series 2002-HE3:
Class M1, 4.4144% 3/25/33 (e)	21,499,948	21,806,888
Class M2, 5.5644% 3/25/33 (e)	9,968,976	10,160,562
Series 2003-HE1:
Class M1, 4.2144% 8/25/33 (e)	1,989,998	1,997,870
Class M2, 5.2644% 8/25/33 (e)	4,369,996	4,431,337
Series 2003-HE2 Class A, 3.6644% 10/25/33 (e)	2,108,537	2,110,146
Series 2003-HE3:
Class M1, 4.0144% 11/25/33 (e)	2,254,989	2,272,810
Class M2, 5.0644% 11/25/33 (e)	1,719,992	1,756,394
Series 2004-HE2 Class M2, 4.5144% 7/26/34 (e)	2,345,000	2,366,648
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.7% 3/16/09 (e)	1,305,000	1,311,703
Series 2002-4 Class B, 3.53% 10/15/07 (e)	12,000,000	11,999,938
Series 2002-6 Class B, 3.57% 1/15/08 (e)	11,850,000	11,853,664
Series 2004-1 Class B, 3.42% 5/15/09 (e)	4,105,000	4,104,784
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,518,102
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	12,004,410
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,044,790
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,695,591
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,039,025
Series 2003-C1 Class C1, 4.2225% 4/7/10 (e)	17,785,000	18,170,529
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.7244% 12/25/33 (b)(e)	8,259,013	8,259,870
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (e)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.7444% 5/25/33 (e)	1,700,999	1,705,131
Series 2003-BC1 Class M2, 5.3144% 9/25/32 (e)	11,065,000	11,209,057
Series 2003-SD3 Class A1, 3.7344% 12/25/32 (b)(e)	1,025,975	1,031,632
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	$ 5,200,000	$ 5,207,049
Series 2004-3:
Class 3A4, 3.5644% 8/25/34 (e)	573,199	570,860
Class M1, 3.8144% 6/25/34 (e)	1,475,000	1,476,397
Series 2004-4:
Class A, 3.6844% 8/25/34 (e)	2,764,317	2,766,854
Class M1, 3.7944% 7/25/34 (e)	3,650,000	3,656,675
Class M2, 3.8444% 6/25/34 (e)	4,395,000	4,402,508
Series 2005-1:
Class 1AV2, 3.5144% 7/25/35 (e)	8,780,000	8,779,822
Class M1, 3.7344% 8/25/35 (e)	19,600,000	19,577,779
Class MV1, 3.7144% 7/25/35 (e)	3,135,000	3,132,564
Class MV2, 3.7544% 7/25/35 (e)	3,765,000	3,755,345
Class MV3, 3.7944% 7/25/35 (e)	1,560,000	1,558,847
Series 2005-3 Class MV1, 3.7344% 8/25/35 (e)	11,125,000	11,112,123
Series 2005-AB1 Class A2, 3.5244% 8/25/35 (e)	17,520,000	17,524,322
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.7044% 4/25/34 (e)	2,844,345	2,857,329
Series 2004-FRE1:
Class A2, 3.6644% 4/25/34 (e)	3,034,932	3,034,873
Class M3, 3.9644% 4/25/34 (e)	5,885,000	5,884,873
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (e)	8,155,000	8,200,300
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (e)	7,588,322	7,590,958
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.9944% 11/25/33 (e)	1,300,000	1,310,145
Class M2, 5.0644% 11/25/33 (e)	700,000	719,394
Series 2004-1 Class M2, 4.4144% 1/25/35 (e)	3,700,000	3,743,920
Series 2004-2 Class M2, 4.4644% 7/25/34 (e)	9,890,000	9,889,783
Series 2004-3 Class M5, 4.7644% 8/25/34 (e)	2,000,000	2,035,297
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.4044% 3/25/35 (e)	7,715,297	7,715,297
Series 2005-FF2 Class M6, 4.0144% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	400,000	400,959
Class M4, 4.2144% 3/25/34 (e)	300,000	302,824
First USA Credit Card Master Trust Series 2001-4 Class B, 3.59% 1/12/09 (e)	15,000,000	15,032,747
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.65% 10/15/07 (e)	$ 19,600,000	$ 19,680,505
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.3338% 5/17/10 (e)	5,500,000	5,500,000
Class B, 3.6238% 5/17/10 (e)	2,625,000	2,625,000
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.5344% 2/25/34 (e)	2,940,774	2,940,718
Class M1, 3.7644% 2/25/34 (e)	750,000	749,984
Class M2, 3.8144% 2/25/34 (e)	800,000	799,983
Series 2004-C Class 2A2, 3.8644% 8/25/34 (e)	10,000,000	10,103,864
Series 2005-A:
Class 2A2, 3.5544% 2/25/35 (e)	11,850,000	11,867,098
Class M1, 3.7444% 1/25/35 (e)	1,603,000	1,600,464
Class M2, 3.7744% 1/25/35 (e)	2,325,000	2,322,363
Class M3, 3.8044% 1/25/35 (e)	1,250,000	1,250,426
Class M4, 3.9944% 1/25/35 (e)	925,000	927,957
GE Business Loan Trust Series 2003-1 Class A, 3.65% 4/15/31 (b)(e)	5,570,991	5,609,431
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5% 6/15/11 (e)	6,475,000	6,475,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.32% 8/15/08 (e)	1,520,000	1,521,620
Class C, 4.02% 8/15/08 (e)	5,580,000	5,603,347
Series 6 Class B, 3.41% 2/17/09 (e)	1,030,000	1,031,103
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.51% 11/20/32 (e)	2,882,888	2,930,625
Series 2002-NC1:
Class A2, 3.6344% 7/25/32 (e)	463,934	466,389
Class M1, 3.9544% 7/25/32 (e)	8,861,000	8,929,137
Series 2003-FM1 Class M1, 4.08% 3/20/33 (e)	15,000,000	15,148,805
Series 2004-FM1:
Class M1, 3.9644% 11/25/33 (e)	2,865,000	2,864,938
Class M2, 4.7144% 11/25/33 (e)	1,975,000	2,007,647
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	3,500,000	3,499,924
Class M2, 4.4144% 1/25/34 (e)	1,500,000	1,499,967
Class M3, 4.6144% 1/25/34 (e)	1,500,000	1,499,966
Series 2004-HE1:
Class M1, 3.8644% 5/25/34 (e)	4,045,000	4,044,912
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M2, 4.4644% 5/25/34 (e)	$ 1,750,000	$ 1,769,191
Series 2005-FF2 Class M5, 3.9444% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.7444% 3/25/35 (e)	8,780,000	8,753,122
Series 2005-NC1 Class M1, 3.7644% 2/25/35 (e)	9,010,000	8,990,716
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(e)	14,000,000	13,986,428
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.1144% 6/25/32 (e)	10,000,000	10,016,100
Series 2002-3 Class A5, 3.7544% 2/25/33 (e)	1,158,022	1,160,508
Series 2002-4 Class A3, 3.7944% 3/25/33 (e)	1,855,993	1,857,161
Series 2002-5:
Class A3, 3.8344% 5/25/33 (e)	3,256,182	3,262,945
Class M1, 4.5144% 5/25/33 (e)	13,800,000	13,972,496
Series 2003-1:
Class A2, 3.7844% 6/25/33 (e)	4,914,023	4,918,497
Class M1, 4.3144% 6/25/33 (e)	5,700,000	5,728,355
Series 2003-2:
Class A2, 3.6944% 8/25/33 (e)	260,553	261,518
Class M1, 4.1944% 8/25/33 (e)	2,245,000	2,271,177
Series 2003-3:
Class A2, 3.6744% 8/25/33 (e)	1,823,775	1,830,861
Class M1, 4.1744% 8/25/33 (e)	8,185,000	8,273,381
Series 2003-4:
Class M1, 4.1144% 10/25/33 (e)	3,415,000	3,442,388
Class M2, 5.2144% 10/25/33 (e)	4,040,000	4,093,584
Series 2003-5:
Class A2, 3.6644% 12/25/33 (e)	6,842,270	6,869,349
Class M1, 4.0144% 12/25/33 (e)	3,175,000	3,195,806
Class M2, 5.0444% 12/25/33 (e)	1,345,000	1,379,112
Series 2003-7 Class A2, 3.6944% 3/25/34 (e)	3,687,641	3,696,345
Series 2004-2 Class A2, 3.6044% 7/25/34 (e)	6,503,412	6,503,414
Series 2004-3:
Class M1, 3.8844% 8/25/34 (e)	2,015,000	2,021,063
Class M2, 4.5144% 8/25/34 (e)	2,200,000	2,238,915
Series 2004-4 Class A2, 3.6344% 10/25/34 (e)	8,915,147	8,950,427
Series 2004-6 Class A2, 3.6644% 12/25/34 (e)	10,120,663	10,154,746
Series 2004-7 Class A3, 3.7044% 1/25/35 (e)	3,100,442	3,116,372
Series 2005-1:
Class M1, 3.7444% 5/25/35 (e)	9,705,000	9,701,022
Class M2, 3.7644% 5/25/35 (e)	5,780,000	5,764,785
Class M3, 3.8144% 5/25/35 (e)	5,825,000	5,810,025
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class 2A2, 3.5144% 7/25/35 (e)	$ 13,170,000	$ 13,169,733
Class M1, 3.7644% 7/25/35 (e)	10,085,000	10,074,894
Series 2005-3 Class M1, 3.7244% 8/25/35 (e)	9,450,000	9,415,016
Series 2005-5 Class 2A2, 3.65% 11/25/35 (c)(e)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.51% 8/15/08 (e)	10,000,000	10,014,008
Household Credit Card Master Trust I Series 2002-1 Class B, 3.87% 7/15/08 (e)	22,589,000	22,616,360
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,303
Series 2002-3 Class A, 3.54% 7/20/32 (e)	2,738,511	2,742,441
Series 2003-1 Class M, 3.72% 10/20/32 (e)	812,529	813,641
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,050,101	3,056,504
Class M, 3.67% 9/20/33 (e)	1,434,308	1,437,607
Series 2004-1 Class M, 3.78% 9/20/33 (e)	2,879,581	2,885,256
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,864,203	1,870,236
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	5,654,606	5,670,472
Class M, 3.59% 2/20/34 (e)	3,418,795	3,418,632
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.77% 1/18/11 (e)	8,850,000	8,868,781
Series 2002-2:
Class A, 3.39% 1/18/11 (e)	9,000,000	9,013,122
Class B, 3.77% 1/18/11 (e)	14,275,000	14,360,399
Series 2002-3 Class B, 4.47% 9/15/09 (e)	4,150,000	4,161,925
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.46% 12/17/07 (e)	3,195,701	3,196,577
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.5644% 6/25/35 (e)	12,252,265	12,254,579
Class M1, 3.7844% 6/25/35 (e)	4,100,000	4,094,793
Class M2, 3.8044% 6/25/35 (e)	2,775,000	2,766,993
Class M3, 3.8344% 6/25/35 (e)	1,975,000	1,973,353
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (e)	16,169,548	16,230,137
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.6344% 6/25/33 (e)	352,682	352,901
Class M1, 4.1344% 6/25/33 (e)	19,500,000	19,631,260
Series 2003-3 Class M1, 4.0644% 7/25/33 (e)	7,770,000	7,829,859
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 3.8444% 6/25/34 (e)	$ 4,275,000	$ 4,285,581
Class M2, 4.3944% 6/25/34 (e)	2,800,000	2,834,387
Series 2005-2 Class 2A2, 3.4944% 4/25/35 (e)	12,000,000	12,002,858
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.0444% 4/25/33 (e)	3,500,000	3,521,406
Class M2, 5.1644% 4/25/33 (e)	1,500,000	1,537,195
Series 2004-FRE1 Class M1, 3.8644% 7/25/34 (e)	5,223,000	5,241,185
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.02% 3/17/08 (b)(e)	7,250,000	7,261,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (e)	30,000,000	30,049,410
Series 2001-B2 Class B2, 3.58% 1/15/09 (e)	30,353,000	30,436,249
Series 2002-B2 Class B2, 3.6% 10/15/09 (e)	20,000,000	20,090,756
Series 2002-B3 Class B3, 3.62% 1/15/08 (e)	15,000,000	15,002,861
Series 2002-B4 Class B4, 3.72% 3/15/10 (e)	14,800,000	14,918,045
Series 2003-B2 Class B2, 3.61% 10/15/10 (e)	1,530,000	1,531,608
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	1,130,000	1,135,525
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	705,000	710,603
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,846,794
Series 1998-G Class B, 3.62% 2/17/09 (e)	20,000,000	20,046,944
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	2,125,000	2,124,955
Class M2, 3.8644% 7/25/34 (e)	375,000	374,992
Class M3, 4.2644% 7/25/34 (e)	775,000	774,983
Class M4, 4.4144% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.0144% 7/25/34 (e)	2,321,000	2,332,395
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.4144% 11/25/32 (e)	2,370,000	2,449,090
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	2,800,000	2,835,830
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (e)	12,835,000	13,181,553
Series 2003-NC7 Class M1, 4.0144% 6/25/33 (e)	1,785,000	1,791,921
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (e)	2,350,000	2,363,187
Series 2004-HE6 Class A2, 3.6544% 8/25/34 (e)	7,802,123	7,831,202
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	2,595,000	2,601,203
Series 2004-NC6 Class A2, 3.6544% 7/25/34 (e)	3,452,160	3,462,311
Series 2005-1:
Class M2, 3.7844% 12/25/34 (e)	4,425,000	4,419,535
Class M3, 3.8344% 12/25/34 (e)	4,000,000	3,999,911
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class A3B, 3.5344% 12/25/34 (e)	$ 3,885,000	$ 3,890,233
Class M1, 3.7644% 12/25/34 (e)	1,100,000	1,102,737
Class M2, 3.7844% 12/25/34 (e)	2,970,000	2,967,478
Series 2005-HE2:
Class M1, 3.7144% 1/25/35 (e)	2,665,000	2,671,682
Class M2, 3.7544% 1/25/35 (e)	1,900,000	1,894,449
Series 2005-NC1:
Class M1, 3.7544% 1/25/35 (e)	2,425,000	2,432,936
Class M2, 3.7844% 1/25/35 (e)	2,425,000	2,422,000
Class M3, 3.8244% 1/25/35 (e)	2,425,000	2,426,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.1644% 2/25/32 (e)	1,510,288	1,514,755
Class M2, 4.7144% 2/25/32 (e)	7,945,298	7,977,868
Series 2001-NC4:
Class M1, 4.3144% 1/25/32 (e)	3,827,881	3,841,541
Class M2, 4.9644% 1/25/32 (e)	19,314	19,396
Series 2002-AM3 Class A3, 3.8044% 2/25/33 (e)	1,586,279	1,590,349
Series 2002-HE1 Class M1, 3.9144% 7/25/32 (e)	2,700,000	2,727,883
Series 2002-HE2 Class M1, 4.0144% 8/25/32 (e)	9,925,000	9,974,310
Series 2002-NC3 Class A3, 3.6544% 8/25/32 (e)	571,031	572,622
Series 2002-OP1 Class M1, 4.0644% 9/25/32 (e)	1,545,000	1,554,507
Series 2003-NC1:
Class M1, 4.3644% 11/25/32 (e)	2,555,000	2,573,719
Class M2, 5.3644% 11/25/32 (e)	1,880,000	1,900,498
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.7444% 1/25/33 (e)	539,711	540,005
Class M2, 5.3144% 1/25/33 (e)	4,600,000	4,670,525
Series 2003-6 Class M1, 4.0344% 1/25/34 (e)	5,180,000	5,206,852
Series 2005-1:
Class M1, 3.7644% 3/25/35 (e)	4,395,000	4,392,787
Class M2, 3.7944% 3/25/35 (e)	4,395,000	4,388,003
Class M3, 3.8344% 3/25/35 (e)	2,120,000	2,121,599
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.23% 6/15/09 (e)	14,442,708	14,456,785
Series 2004-A Class A4A, 3.16% 6/15/10 (e)	10,570,000	10,583,829
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (e)	1,450,000	1,451,194
Class M4, 4.2894% 6/25/34 (e)	2,435,000	2,440,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2005-1A Class A, 4.59% 3/20/10 (b)(e)	$ 3,675,000	$ 3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.9444% 9/25/34 (e)	2,940,000	2,950,582
Class M2, 3.9944% 9/25/34 (e)	1,755,000	1,765,227
Class M3, 4.5644% 9/25/34 (e)	3,355,000	3,397,833
Class M4, 4.7644% 9/25/34 (e)	4,700,000	4,769,501
Series 2004-WCW2 Class A2, 3.6944% 10/25/34 (e)	8,804,816	8,831,218
Series 2005-WCH1:
Class A3B, 3.5344% 1/25/35 (e)	2,775,000	2,780,826
Class M2, 3.8344% 1/25/35 (e)	4,175,000	4,168,005
Class M3, 3.8744% 1/25/35 (e)	3,290,000	3,293,945
Class M5, 4.1944% 1/25/35 (e)	3,095,000	3,106,058
Series 2005-WHQ2 Class M7, 4.5644% 5/25/35 (e)	5,950,000	5,927,875
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.4244% 9/25/24 (e)	8,099,803	8,099,803
Class M4, 3.9444% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.92% 6/15/09 (b)(e)	15,000,000	15,048,476
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.8944% 4/25/35 (e)	1,040,000	1,036,751
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.5644% 10/25/34 (e)	5,500,000	5,570,041
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.7144% 4/25/33 (e)	926,361	930,885
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	4,415,000	4,416,040
Series 2004-2 Class MV1, 3.8944% 8/25/35 (e)	4,495,000	4,504,193
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.645% 2/15/10 (e)	10,000,000	9,985,726
Series 2002-4:
Class A, 3.35% 8/18/09 (e)	27,000,000	27,003,437
Class B, 3.645% 8/18/09 (e)	33,300,000	33,308,681
Series 2002-5 Class B, 4.47% 11/17/09 (e)	30,000,000	30,080,496
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.8344% 2/25/34 (e)	2,910,000	2,909,940
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	1,810,000	1,819,628
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	1,089,223	1,089,202
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(e)	$ 10,835,000	$ 10,838,386
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (e)	6,840,000	6,840,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.7444% 9/25/34 (e)	3,402,166	3,422,780
Series 2003-6HE Class A1, 3.7844% 11/25/33 (e)	1,904,581	1,908,990
TOTAL ASSET-BACKED SECURITIES (Cost $2,214,914,059)		2,222,787,493
Collateralized Mortgage Obligations - 16.5%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7144% 2/25/35 (e)	9,898,941	9,923,009
Series 2004-4 Class 5A2, 3.7144% 3/25/35 (e)	3,957,393	3,965,687
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	6,540,369	6,547,269
Series 2005-2:
Class 6A2, 3.5944% 6/25/35 (e)	3,188,441	3,189,812
Class 6M2, 3.7944% 6/25/35 (e)	10,145,000	10,137,320
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (e)	20,140,471	20,131,811
Series 2005-4 Class 7A2, 3.5444% 8/25/35 (e)	9,473,014	9,466,724
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	21,298,769	21,298,769
Series 2005-2 Class 1A1, 3.5644% 3/25/35 (e)	15,519,718	15,519,718
Series 2005-5 Class 1A1, 3.5344% 7/25/35 (e)	19,341,853	19,329,764
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.7144% 5/25/33 (e)	5,853,248	5,856,597
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.7144% 9/25/34 (e)	10,895,057	10,885,139
Series 2005-1 Class 2A1, 3.6044% 3/25/35 (e)	15,142,009	15,142,009
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7144% 3/25/34 (e)	5,700,913	5,697,884
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	2,367,595	2,370,062
Series 2004-AR4 Class 5A2, 3.6844% 5/25/34 (e)	2,191,758	2,190,471
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (e)	3,322,162	3,315,384
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (e)	4,293,962	4,297,783
Series 2004-AR7 Class 6A2, 3.6944% 8/25/34 (e)	6,286,136	6,292,480
Series 2004-AR8 Class 8A2, 3.6944% 9/25/34 (e)	4,981,846	4,991,204
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (e)	4,804,970	4,801,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	$ 5,300,000	$ 5,299,835
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,048,073
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,298,551
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,382
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,094,234
Class 1M, 3.84% 3/20/44 (e)	1,875,000	1,877,288
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,385
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,361
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,725,493
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,726,495
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,630
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,429,079
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,720
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.48% 5/19/35 (e)	11,843,481	11,841,704
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,565,639
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	24,997,070
Class B, 3.3106% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.4044% 8/25/35 (e)	7,720,092	7,717,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7644% 10/25/34 (e)	4,663,233	4,682,935
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.6844% 3/25/35 (e)	9,028,482	9,026,719
Series 2004-6 Class 1A2, 3.7044% 10/25/34 (e)	3,733,563	3,740,163
Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	3,315,607	3,312,110
Class M2, 3.8144% 4/25/35 (e)	5,804,648	5,800,340
Class M3, 3.8444% 4/25/35 (e)	1,424,310	1,422,808
Class M4, 4.0644% 4/25/35 (e)	840,577	841,463
Class M5, 4.0844% 4/25/35 (e)	840,577	840,412
Class M6, 4.1344% 4/25/35 (e)	1,344,922	1,344,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (e)	$ 13,531,019	$ 13,520,448
Series 2005-3 Class A1, 3.5544% 8/25/35 (e)	15,557,852	15,530,504
Series 2005-4 Class 1B1, 4.6144% 6/25/35 (e)	5,470,241	5,466,822
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.5844% 3/25/35 (e)	14,197,414	14,188,541
Series 2004-6 Class 4A2, 4.1762% 7/25/34 (e)	5,969,000	5,950,399
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (e)	8,594,284	8,647,315
Series 2003-B Class A1, 3.6544% 4/25/28 (e)	8,264,666	8,316,147
Series 2003-D Class A, 3.6244% 8/25/28 (e)	7,940,746	7,962,172
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,077,109	11,069,919
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	13,438,427	13,451,811
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,340,053	12,317,108
Series 2004-B Class A2, 3.79% 6/25/29 (e)	9,436,003	9,418,862
Series 2004-C Class A2, 3.95% 7/25/29 (e)	13,726,770	13,705,717
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	10,731,883	10,732,010
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	8,929,924	8,913,824
Class A2D, 3.9175% 11/25/29 (e)	2,076,726	2,086,055
Series 2004-G Class A2, 3.95% 11/25/29 (e)	4,011,084	4,019,179
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,320,773	11,312,099
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.7544% 10/25/32 (e)	333,632	333,706
Class M1, 4.1644% 10/25/32 (e)	5,000,000	5,019,399
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.6844% 12/25/34 (e)	5,056,789	5,064,451
Class A2, 3.7644% 12/25/34 (e)	6,841,002	6,882,304
Series 2005-2 Class 1A1, 3.5744% 5/25/35 (e)	5,209,705	5,205,840
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	19,225,000	19,225,000
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (e)	1,745,000	1,748,929
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (e)	15,400,000	15,475,485
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,236,075
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 5 PLC floater: - continued
Series 3 Class C, 4.1994% 6/10/42 (e)	$ 8,890,000	$ 8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,165,000
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,945,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,835,186	4,945,893
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.99% 3/10/35 (b)(e)	5,501,525	5,584,048
Class B5, 5.54% 3/10/35 (b)(e)	5,693,563	5,825,462
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.8144% 11/25/34 (e)	3,214,871	3,227,670
Series 2003-RP2 Class A1, 3.76438% 6/25/33 (b)(e)	4,086,281	4,101,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	11,915,714	11,905,052
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	10,431,577	10,428,108
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	6,749,575	6,741,869
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,089,730	11,086,393
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	11,391,136	11,323,447
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	14,399,179	14,372,476
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	9,724,742	9,730,820
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	8,890,305	8,893,561
Class A3B, 3.16% 7/20/34 (e)	1,111,288	1,111,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,266,938	8,253,658
Class A3B, 3.4525% 7/20/34 (e)	1,487,592	1,492,020
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,041,009	15,030,468
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	7,904,171	7,903,183
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	14,409,586	14,409,586
Series 2005-3 Class A1, 3.29% 5/20/35 (e)	9,524,697	9,524,697
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	11,359,849	11,359,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.7144% 9/25/33 (b)(e)	$ 2,679,939	$ 2,681,604
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.6844% 9/25/34 (e)	22,937,610	22,994,154
WAMU Mortgage pass thru certificates floater Series 2005-AR6 Class 2A-1A, 3.32% 4/25/45 (e)	6,196,915	6,196,846
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7061% 8/25/34 (e)	19,880,000	19,814,279
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e)	33,270,000	33,134,781
TOTAL PRIVATE SPONSOR		887,196,965
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (e)	1,127,706	1,136,608
Series 2000-40 Class FA, 3.8144% 7/25/30 (e)	2,594,547	2,605,963
Series 2002-89 Class F, 3.6144% 1/25/33 (e)	3,790,778	3,796,629
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,918,251	5,066,631
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (e)	2,564,476	2,573,571
Series 2001-44 Class FB, 3.6144% 9/25/31 (e)	2,342,006	2,349,733
Series 2001-46 Class F, 3.66% 9/18/31 (e)	6,744,977	6,786,575
Series 2002-11 Class QF, 3.8144% 3/25/32 (e)	4,705,954	4,743,656
Series 2002-36 Class FT, 3.8144% 6/25/32 (e)	1,544,949	1,558,856
Series 2002-64 Class FE, 3.61% 10/18/32 (e)	2,343,592	2,353,349
Series 2002-65 Class FA, 3.6144% 10/25/17 (e)	2,730,892	2,735,932
Series 2002-74 Class FV, 3.7644% 11/25/32 (e)	8,632,464	8,699,480
Series 2003-11:
Class DF, 3.7644% 2/25/33 (e)	3,245,663	3,269,974
Class EF, 3.7644% 2/25/33 (e)	2,682,370	2,694,472
Series 2003-63 Class F1, 3.6144% 11/25/27 (e)	6,495,420	6,501,538
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,386,143	1,386,473
Series 2001-56 Class KD, 6.5% 7/25/30	100,829	100,599
Series 2001-62 Class PG, 6.5% 10/25/30	4,845,309	4,865,548
Series 2001-76 Class UB, 5.5% 10/25/13	1,758,412	1,761,629
Series 2002-16 Class QD, 5.5% 6/25/14	388,840	390,560
Series 2002-28 Class PJ, 6.5% 3/25/31	5,566,508	5,577,635
Series 2002-8 Class PD, 6.5% 7/25/30	4,158,342	4,182,068
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater Series 2510 Class FE, 3.62% 10/15/32 (e)	$ 6,204,151	$ 6,242,139
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,943,329	1,944,363
Series 2353 Class PC, 6.5% 9/15/15	1,586,624	1,592,341
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.42% 7/15/31 (e)	5,372,860	5,370,901
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.57% 7/15/17 (e)	4,702,504	4,721,471
Series 2526 Class FC, 3.62% 11/15/32 (e)	3,774,187	3,790,590
Series 2538 Class FB, 3.62% 12/15/32 (e)	6,827,624	6,868,303
Series 2551 Class FH, 3.67% 1/15/33 (e)	3,426,715	3,441,696
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,125,616	13,203,789
Series 2394 Class ND, 6% 6/15/27	1,879,305	1,885,099
Series 2395 Class PE, 6% 2/15/30	6,545,234	6,598,462
Series 2398 Class DK, 6.5% 1/15/31	464,116	465,236
Series 2410 Class ML, 6.5% 12/15/30	2,521,384	2,536,692
Series 2420 Class BE, 6.5% 12/15/30	3,237,712	3,252,158
Series 2443 Class TD, 6.5% 10/15/30	3,491,877	3,514,935
Series 2461 Class PG, 6.5% 1/15/31	3,191,720	3,239,313
Series 2466 Class EC, 6% 10/15/27	528,496	527,856
Series 2483 Class DC, 5.5% 7/15/14	3,004,894	3,008,684
Series 2556 Class PM, 5.5% 2/15/16	1,805,219	1,805,108
Series 2557 Class MA, 4.5% 7/15/16	214,062	213,776
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,316,479	372,984
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,943,803
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	792,044	793,009
Series 2480 Class QW, 5.75% 2/15/30	1,234,119	1,234,219
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.5863% 5/16/23 (e)	3,071,343	3,084,469
Series 2001-50 Class FV, 3.4363% 9/16/27 (e)	9,323,822	9,323,255
Series 2002-24 Class FX, 3.7863% 4/16/32 (e)	2,722,359	2,749,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2002-31 Class FW, 3.6363% 6/16/31 (e)	$ 3,737,581	$ 3,759,211
Series 2002-5 Class KF, 3.6363% 8/16/26 (e)	699,687	700,551
TOTAL U.S. GOVERNMENT AGENCY		183,321,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,071,448,706)		1,070,518,659
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,040,702
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,716,211
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.54% 11/15/15 (b)(e)	5,038,226	5,042,176
Series 2005-BOCA:
Class H, 4.17% 12/15/16 (b)(e)	2,065,000	2,063,412
Class J, 4.32% 12/15/16 (b)(e)	1,020,000	1,019,216
Class K, 4.57% 12/15/16 (b)(e)	6,659,000	6,653,890
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(e)	6,791,715	6,846,898
Series 2003-2:
Class A, 3.8944% 12/25/33 (b)(e)	14,008,794	14,140,127
Class M1, 4.1644% 12/25/33 (b)(e)	2,279,706	2,314,614
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(e)	6,501,617	6,497,046
Class B, 5.2144% 4/25/34 (b)(e)	675,493	679,715
Class M1, 3.8744% 4/25/34 (b)(e)	591,056	592,349
Class M2, 4.5144% 4/25/34 (b)(e)	506,620	510,023
Series 2004-2:
Class A, 3.7444% 8/25/34 (b)(e)	6,388,504	6,407,720
Class M1, 3.8944% 8/25/34 (b)(e)	2,059,930	2,068,137
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(e)	6,670,117	6,682,502
Class A2, 3.7344% 1/25/35 (b)(e)	927,050	928,770
Class M1, 3.8144% 1/25/35 (b)(e)	1,111,686	1,112,918
Class M2, 4.3144% 1/25/35 (b)(e)	725,013	727,250
Series 2005-2A:
Class M1, 3.73% 8/25/35 (b)(e)	1,300,000	1,300,000
Class M2, 3.78% 8/25/35 (b)(e)	2,140,000	2,140,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class M3, 3.8% 8/25/35 (b)(e)	$ 1,185,000	$ 1,185,000
Class M4, 3.91% 8/25/35 (b)(e)	1,090,000	1,090,000
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.8163% 4/14/15 (b)(e)	1,344,296	1,351,164
Class JMM, 4.7163% 4/14/15 (b)(e)	1,384,053	1,385,546
Class KFCM, 5.0663% 4/14/15 (b)(e)	1,436,661	1,444,386
Class KMM, 4.9663% 4/14/15 (b)(e)	1,253,767	1,255,355
Class LFCM, 5.4663% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.7663% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.92% 6/15/17 (b)(e)	10,415,000	10,417,439
Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(e)	6,565,000	6,579,102
Series 2004-HS2A:
Class E, 4.1163% 1/14/16 (b)(e)	1,725,000	1,729,026
Class F, 4.2663% 1/14/16 (b)(e)	1,125,000	1,127,624
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.66% 12/12/13 (b)(e)	896,672	897,707
Class C, 4.01% 12/12/13 (b)(e)	1,793,345	1,802,130
COMM floater:
Series 2001-FL5A Class E, 4.72% 11/15/13 (b)(e)	3,049,546	3,048,543
Series 2002-FL6:
Class F, 4.67% 6/14/14 (b)(e)	11,163,000	11,195,041
Class G, 5.12% 6/14/14 (b)(e)	5,000,000	5,002,821
Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(e)	942,949	943,093
Series 2003-FL9 Class B, 3.72% 11/15/15 (b)(e)	11,685,731	11,717,735
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.52% 9/15/14 (b)(e)	3,570,000	3,574,097
Class G, 4.2% 9/15/14 (b)(e)	1,345,000	1,346,535
Class H, 4.3% 9/15/14 (b)(e)	1,430,000	1,431,631
Class J, 4.82% 9/15/14 (b)(e)	490,000	490,557
Class K, 5.22% 9/15/14 (b)(e)	770,000	770,872
Class L, 5.42% 9/15/14 (b)(e)	625,000	624,966
Series 2004-HTL1:
Class B, 3.67% 7/15/16 (b)(e)	495,920	496,354
Class D, 3.77% 7/15/16 (b)(e)	1,126,858	1,127,147
Class E, 3.97% 7/15/16 (b)(e)	806,607	807,020
Class F, 4.02% 7/15/16 (b)(e)	853,603	854,271
Class H, 4.52% 7/15/16 (b)(e)	2,475,018	2,477,461
Class J, 4.67% 7/15/16 (b)(e)	951,356	952,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class K, 5.57% 7/15/16 (b)(e)	$ 1,070,893	$ 1,070,834
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.49% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.53% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.59% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.63% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.77% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.84% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 4.07% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.52% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.97% 12/15/11 (b)(e)	3,720,000	3,699,834
Series 2002-TFLA Class C, 3.82% 11/18/12 (b)(e)	3,675,000	3,674,868
Series 2003-TF2A Class A2, 3.54% 11/15/14 (b)(e)	9,500,000	9,503,999
Series 2004-FL1 Class B, 3.67% 5/15/14 (b)(e)	11,230,000	11,237,131
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.97% 12/15/21 (b)(e)	3,835,000	3,834,958
Series 2004-TF2A Class E, 3.64% 11/15/19 (b)(e)	4,450,000	4,457,120
Series 2004-TFL1:
Class A2, 3.41% 2/15/14 (b)(e)	7,005,000	7,007,892
Class E, 3.77% 2/15/14 (b)(e)	2,800,000	2,807,098
Class F, 3.82% 2/15/14 (b)(e)	2,325,000	2,331,334
Class G, 4.07% 2/15/14 (b)(e)	1,875,000	1,881,806
Class H, 4.32% 2/15/14 (b)(e)	1,400,000	1,405,143
Class J, 4.62% 2/15/14 (b)(e)	750,000	754,577
Series 2005-TF2A Class F, 3.72% 11/15/19 (b)(e)	1,540,000	1,542,462
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(e)	5,650,000	5,649,989
Class E, 3.55% 2/15/20 (b)(e)	2,055,000	2,054,996
Class F, 3.6% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.74% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.97% 2/15/20 (b)(e)	715,000	714,999
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	538,310	543,883
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	446,933	445,329
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.94% 2/11/11 (b)(e)	$ 331,546	$ 331,161
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	1,995,146	1,995,146
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.7% 5/28/20 (b)(e)	2,781,325	2,781,734
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.5785% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (b)(e)	3,325,000	3,324,701
Class WJ, 4.17% 6/15/19 (b)(e)	2,045,000	2,044,816
Class WK, 4.57% 6/15/19 (b)(e)	3,065,000	3,064,724
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (b)(e)(f)	240,000,000	2,448,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.34% 7/11/15 (b)(e)	813,387	813,371
Class H, 6.21% 7/11/15 (b)(e)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.6063% 12/16/14 (b)(e)	11,700,000	11,709,247
Class B, 3.8163% 12/16/14 (b)(e)	4,615,000	4,628,090
Class C, 3.9163% 12/16/14 (b)(e)	4,982,000	4,999,638
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,604,857	7,604,835
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.02% 2/15/13 (b)(e)	10,495,000	10,250,561
Class D, 4.02% 2/15/13 (b)(e)	4,000,000	3,869,390
Series 2003-CDCA:
Class HEXB, 5.12% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 5.32% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.72% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8307% 10/15/30 (b)(e)	3,681,529	3,697,989
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.56% 5/15/09 (b)(e)	18,000,000	18,011,858
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(e)	7,403,405	7,403,405
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.4% 3/15/14 (b)(e)	3,510,000	3,511,739
Class E, 3.72% 3/15/14 (b)(e)	2,190,000	2,193,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3:
Class F, 3.77% 3/15/14 (b)(e)	$ 1,755,000	$ 1,757,646
Class G, 3.87% 3/15/14 (b)(e)	875,000	877,050
Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.77% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 4.07% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 4.17% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.37% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,893,035)		376,948,094
Cash Equivalents - 39.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (h)	$ 1,924,917,068	1,924,734,000
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,512,225, 1.87%- 7.06%, 8/25/18 - 7/10/39)	153,014,833	153,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at 3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $272,866,345, 2.15%- 7%, 2/15/24 - 1/1/46) (e)(g)	$ 265,990,217	$ 265,000,000
Wachovia Securities, Inc. at 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 3.57%- 8.45%, 1/25/34 - 4/25/45)	250,024,375	250,000,000
TOTAL CASH EQUIVALENTS (Cost $2,592,734,000)		2,592,734,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,507,517,160)		6,514,138,773
NET OTHER ASSETS - (0.3)%		(19,378,753)
NET ASSETS - 100%		$ 6,494,760,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,275,475	$ (19,032)
49 Eurodollar 90 Day Index Contracts	March 2006	48,511,225	(18,514)
32 Eurodollar 90 Day Index Contracts	June 2006	31,679,600	(17,753)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,728,650	(13,683)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,737,075	(15,154)
24 Eurodollar 90 Day Index Contracts	March 2007	23,756,700	(14,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,826,600	(12,943)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,836,000	(12,089)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,844,938	(11,097)
15 Eurodollar 90 Day Index Contracts	March 2008	14,844,375	(11,485)
8 Eurodollar 90 Day Index Contracts	June 2008	7,916,400	(1,082)
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,926,238	(466)
TOTAL EURODOLLAR CONTRACTS			(147,969)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (101,594)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	96,896
TOTAL CREDIT DEFAULT SWAP		24,000,000	(4,698)
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	41,664
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis point with Lehman Brothers, Inc.	Oct. 2005	48,200,000	0
TOTAL TOTAL RETURN SWAP		78,200,000	41,664
		$ 102,200,000	$ 36,966
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $570,038,673 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,693.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,924,734,000 due 7/1/05 at 3.42%
Banc of America, National Association	$140,910,856
Bank of America Securities LLC.	553,075,109
Barclays Capital Inc.	352,277,139
Countrywide Securities Corporation	140,910,856
Credit Suisse First Boston LLC	105,683,142
Goldman Sachs & Co.	35,227,714
Morgan Stanley & Co. Incorporated.	406,880,096
UBS Securities LLC	140,910,856
WestLB AG	48,858,232
$ 1,924,734,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,507,125,706. Net unrealized appreciation aggregated $7,013,067, of which $11,548,754 related to appreciated investment securities and $4,535,687 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 18, 2005